BBH INCOME FUND

PORTFOLIO OF INVESTMENTS

January 31, 2020 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value
	ASSET BACKED SECURITIES (21.9%)
$1,438,439	ACC Trust 2019-1[1]	05/20/22	3.750%	$1,446,740
1,597,668	ACC Trust 2019-2[1]	02/21/23	2.820	1,600,472
1,354,490	Adams Outdoor Advertising LP 2018-1[1]	11/15/48	4.810	1,433,509
1,131,277	Amur Equipment Finance Receivables VI LLC 2018-2A1	07/20/22	3.890	1,151,724
1,142,969	ARI Fleet Lease Trust 2018-B1	08/16/27	3.220	1,154,077
1,520,000	BCC Funding Corp. XVI LLC 2019-1A1	08/20/24	2.460	1,524,005
291,819	Capital Auto Receivables Asset Trust 2018-2[1]	02/22/21	3.020	292,200
1,430,000	CARS-DB4 LP 2020-1A1	02/15/50	4.170	1,447,949
572,343	Cazenovia Creek Funding II LLC 2018-1A1	07/15/30	3.561	577,326
458,026	CCG Receivables Trust 2018-2[1]	12/15/25	3.090	462,183
2,000,000	Delamare Cards MTN Issuer, Plc. 2018-1A (1-Month USD- LIBOR + 0.700%)[1,2]	11/19/25	2.358	2,001,583
927,595	Drive Auto Receivables Trust 2018-5	10/15/22	3.340	929,303
2,120,358	Drug Royalty III LP 1 2018-1A (3-Month USD-LIBOR + 1.600%)[1,2]	10/15/31	3.431	2,117,195
1,200,000	Elm Trust 2018-2A1	10/20/27	4.605	1,212,512
190,000	Elm Trust 2018-2A1	10/20/27	5.584	193,964
600,000	Enterprise Fleet Financing LLC 2017-2[1]	01/20/23	2.220	602,128
1,128,596	Enterprise Fleet Financing LLC 2018-3[1]	05/20/24	3.380	1,145,305
642,948	FCI Funding LLC 2019-1A1	02/18/31	3.630	646,491
1,350,000	Finance of America Structured Securities Trust 2018-HB1[1,2,3]	09/25/28	3.774	1,357,468
1,950,000	FNA LLC 2019-1	12/10/31	3.000	1,950,000
2,100,000	Ford Credit Floorplan Master Owner Trust A 2018-3	10/15/23	3.520	2,167,681
461,511	Foursight Capital Automobile Receivables Trust 2018-2[1]	04/15/22	3.320	462,777
2,700,000	FREED ABS TRUST 2018-2[1]	10/20/25	4.610	2,770,465
1,229,004	FREED ABS TRUST 2019-2[1]	11/18/26	2.620	1,233,486
1,000,000	GM Financial Consumer Automobile Receivables Trust 2017- 2A1	11/16/22	2.070	1,000,828
1,390,000	Hercules Capital Funding Trust 2018-1A1	11/22/27	4.605	1,403,097
2,340,000	Hercules Capital Funding Trust 2019-1A1	02/20/28	4.703	2,369,794
1,070,000	Hertz Vehicle Financing II LP 2019-1A1	03/25/23	4.100	1,108,703
1,430,000	Lendmark Funding Trust 2019-1A1	12/20/27	3.000	1,445,729
1,120,000	Lendmark Funding Trust 2019-2A1	04/20/28	2.780	1,128,644
570,197	LIAS Administration Fee Issuer LLC 2018-1A	07/25/48	5.956	611,644
2,000,000	Mariner Finance Issuance Trust 2018-AA1	11/20/30	4.200	2,044,862
690,000	Mariner Finance Issuance Trust 2019-AA1	07/20/32	2.960	699,825
1,099,542	NADG NNN Operating LP 2019-1[1]	12/28/49	3.368	1,111,843
300,000	Nationstar HECM Loan Trust 2018-2A1,2,3	07/25/28	3.552	300,176
2,500,000	Nationstar HECM Loan Trust 2018-3A1,2,3	11/25/28	3.903	2,541,030

BBH INCOME FUND

PORTFOLIO OF INVESTMENTS (continued)

January 31, 2020 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value
	ASSET BACKED SECURITIES (continued)
$625,879	Newtek Small Business Loan Trust 2018-1 (1-Month USD- LIBOR + 1.700%)[1,2]	02/25/44	3.361%	$626,647
296,891	Newtek Small Business Loan Trust 2018-1 (1-Month USD- LIBOR + 3.000%)[1,2]	02/25/44	4.661	299,235
300,000	NextGear Floorplan Master Owner Trust 2017-1A1	04/18/22	2.540	300,367
1,370,000	NextGear Floorplan Master Owner Trust 2018-2A1	10/15/23	3.690	1,415,517
1,042,875	NMEF Funding LLC 2019-A1	08/17/26	2.730	1,044,746
1,640,000	NRZ Advance Receivables Trust 2019-T1[1]	07/15/52	2.590	1,654,603
1,980,000	OnDeck Asset Securitization Trust II LLC 2019-1A1	11/18/24	2.650	1,994,099
1,080,000	OneMain Financial Issuance Trust 2019-1A1	02/14/31	3.480	1,096,300
300,000	Oportun Funding IX LLC 2018-B1	07/08/24	3.910	304,389
2,660,000	Oportun Funding X LLC 2018-C1	10/08/24	4.590	2,753,457
2,070,000	Oportun Funding XII LLC 2018-D1	12/09/24	4.830	2,117,568
550,000	OSCAR US Funding Trust IX LLC 2018-2A1	09/12/22	3.390	557,616
1,580,000	Oscar US Funding XI LLC 2019-2A1	09/11/23	2.590	1,596,067
1,280,000	Oxford Finance Funding LLC 2019-1A1	02/15/27	4.459	1,306,344
3,450,000	Oxford Finance Funding LLC 2020-1A1	02/15/28	3.101	3,465,838
1,520,000	Palmer Square Loan Funding, Ltd. 2019-2A (3-Month USD- LIBOR + 2.250%)[1,2]	04/20/27	4.069	1,513,256
1,940,000	Palmer Square Loan Funding, Ltd. 2019-3A (3-Month USD- LIBOR + 2.100%)[1,2]	08/20/27	3.999	1,922,042
1,500,000	PFS Financing Corp. 2018-F1	10/15/23	3.520	1,535,838
1,407,968	ReadyCap Lending Small Business Loan Trust 2019-2 (1- Month USD-LIBOR + 2.500%)[1,2]	12/27/44	4.220	1,407,965
2,940,000	Regional Management Issuance Trust 2018-2[1]	01/18/28	4.940	3,027,288
1,390,000	Republic Finance Issuance Trust 2019-A1	11/22/27	3.430	1,405,030
2,500,000	RMF Buyout Issuance Trust 2018-1[1,2,3]	11/25/28	3.912	2,503,398
1,940,000	Santander Revolving Auto Loan Trust 2019-A1	01/26/32	2.510	1,978,269
2,870,000	SPS Servicer Advance Receivables Trust Advance Receivables Backed Notes 2019-T2[1]	10/15/52	2.320	2,890,747
2,209,558	Stack Infrastructure Issuer LLC Series 2019-1A1	02/25/44	4.540	2,353,646
600,000	SWC Funding LLC 2018-1A1,4	08/15/33	4.750	622,279
1,400,000	Synchrony Card Issuance Trust 2018-A1	09/15/24	3.380	1,439,042
552,024	THL Credit Wind River CLO, Ltd. 2012-1A (3-Month USD- LIBOR + 0.880%)[1,2]	01/15/26	2.711	552,181
1,650,000	THL Credit Wind River CLO, Ltd. 2017-1A (3-Month USD- LIBOR + 1.140%)[1,2]	04/18/29	2.959	1,649,321
1,400,000	Trafigura Securitisation Finance, Plc. 2018-1A1	03/15/22	3.730	1,431,503
253,503	Veros Automobile Receivables Trust 2018-1[1]	05/15/23	3.630	254,132
1,400,000	World Financial Network Credit Card Master Trust 2018-B	07/15/25	3.460	1,438,799

BBH INCOME FUND

PORTFOLIO OF INVESTMENTS (continued)

January 31, 2020 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value
	ASSET BACKED SECURITIES (continued)
$2,500,000	World Financial Network Credit Card Master Trust 2019-A	12/15/25	3.140%	$2,571,403
509,836	World Omni Select Auto Trust 2018-1A1	04/15/22	3.240	510,877
	Total Asset Backed Securities
	(Cost $95,733,040)			97,186,527

	COMMERCIAL MORTGAGE BACKED SECURITIES (4.5%)
2,190,000	BXMT, Ltd. 2020-FL2 (1-Month USD-LIBOR + 0.900%)[1]	02/16/37	2.560	2,190,000
146,085	CG-CCRE Commercial Mortgage Trust 2014-FL2 (1-Month USD-LIBOR + 4.000%)[1,2]	11/15/31	5.676	145,992
786,000	CG-CCRE Commercial Mortgage Trust 2014-FL2 (1-Month USD-LIBOR + 4.000%)[1,2]	11/15/31	3.856	785,621
1,375,473	CG-CCRE Commercial Mortgage Trust 2014-FL2 (1-Month USD-LIBOR + 4.750%)[1,2]	11/15/31	4.689	1,375,824
600,000	CGMS Commercial Mortgage Trust 2017-MDRB (1-Month USD-LIBOR + 1.750%)[1,2]	07/15/30	3.426	599,404
890,000	Citigroup Commercial Mortgage Trust 2019-SMRT[1]	01/10/36	4.149	959,321
3,540,000	CSMC 2018-SITE[1,2,3]	04/15/36	4.782	3,755,799
1,000,000	Hudsons Bay Simon JV Trust 2015-HB10[1,2,3]	08/05/34	5.447	1,023,278
240,000	JPMBB Commercial Mortgage Securities Trust 2014-C24[1,2,3]	11/15/47	3.909	227,943
1,960,000	KREF, Ltd. 2018-FL1 (1-Month USD-LIBOR + 1.100%)[1,2]	06/15/36	2.769	1,961,763
3,070,000	Morgan Stanley Capital I Trust 2019-BPR (1-Month USD- LIBOR + 1.400%)[1,2]	05/15/36	3.181	3,058,431
467,544	RETL 2019-RVP (1-Month USD-LIBOR + 1.150%)[1,2]	03/15/36	2.826	468,432
890,000	STWD, Ltd. 2019-FL1 (1-Month USD-LIBOR + 1.600%)[1,2]	07/15/38	3.276	891,223
2,000,000	TPG Real Estate Finance Issuer, Ltd. 2018-FL2 (1-Month USD-LIBOR + 1.130%)[1,2]	11/15/37	2.799	2,001,197
300,000	UBS-BAMLL Trust 2012-WRM[1]	06/10/30	3.663	308,814
	Total Commercial Mortgage Backed Securities
	(Cost $19,353,479)			19,753,042

	CORPORATE BONDS (32.5%)
	AGRICULTURE (0.7%)
3,025,000	Bunge, Ltd. Finance Corp	03/15/24	4.350	3,221,882
	AUTO MANUFACTURERS (1.0%)
1,110,000	Daimler Finance North America LLC[1]	02/12/21	2.300	1,113,540
3,140,000	General Motors Financial Co., Inc.	11/06/20	2.450	3,151,266
				4,264,806
	BANKS (6.8%)
2,300,000	ANZ New Zealand Int'l, Ltd., London Branch[1]	01/25/22	2.875	2,350,655
1,155,000	ANZ New Zealand Int'l, Ltd., London Branch[1]	03/19/24	3.400	1,220,791
2,100,000	ASB Bank, Ltd.[1]	06/14/23	3.750	2,226,983

BBH INCOME FUND

PORTFOLIO OF INVESTMENTS (continued)

January 31, 2020 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value
	CORPORATE BONDS (continued)
	BANKS (continued)
$320,000	Australia & New Zealand Banking Group, Ltd.	05/19/22	2.625%	$326,652
1,365,000	Bank of New Zealand[1]	02/20/24	3.500	1,445,987
385,000	BNP Paribas S.A. (3-Month USD-LIBOR + 2.235%)[1,2]	01/10/25	4.705	421,499
2,941,000	BNZ International Funding, Ltd., London Branch[1]	03/01/23	3.375	3,069,275
1,090,000	Canadian Imperial Bank of Commerce (SOFR + 0.800%)[2]	03/17/23	2.363	1,097,105
535,000	Capital One NA	08/08/22	2.650	545,482
1,410,000	DNB Bank ASA[1]	06/02/21	2.375	1,422,957
1,370,000	DNB Bank ASA[1]	12/02/22	2.150	1,382,704
460,000	Fifth Third Bancorp	01/25/24	3.650	489,411
2,340,000	Lloyds Banking Group, Plc	05/08/25	4.450	2,590,282
505,000	Santander Holdings USA, Inc.	12/03/21	4.450	526,960
810,000	Santander Holdings USA, Inc.	03/28/22	3.700	836,319
1,300,000	Skandinaviska Enskilda Banken AB	03/15/21	2.625	1,313,929
1,940,000	Skandinaviska Enskilda Banken AB1	12/12/22	2.200	1,954,919
1,750,000	Svenska Handelsbanken AB	05/24/21	3.350	1,788,486
730,000	Svenska Handelsbanken AB	11/20/23	3.900	787,367
890,000	Truist Financial Corp.	12/06/23	3.750	950,776
2,485,000	Wells Fargo Bank NA (3-Month USD-LIBOR + 0.610%)[2]	05/27/22	2.897	2,522,456
650,000	Wells Fargo Bank NA (3-Month USD-LIBOR + 0.650%)[2]	09/09/22	2.082	652,764
				29,923,759
	BEVERAGES (0.4%)
1,310,000	Anheuser-Busch InBev Worldwide, Inc.	01/23/39	5.450	1,701,646
	BIOTECHNOLOGY (0.6%)
2,740,000	Amgen, Inc.	05/11/22	2.650	2,788,812
	CHEMICALS (0.5%)
1,955,000	Olin Corp.	08/01/29	5.625	2,062,525
	COMPUTERS (0.0%)
195,000	Apple, Inc.	09/11/26	2.050	196,926
	DIVERSIFIED FINANCIAL SERVICES (2.2%)
2,515,000	Alliance Data Systems Corp.[1]	12/15/24	4.750	2,507,581
1,720,000	American Express Co.	11/05/21	3.700	1,776,921
750,000	Brightsphere Investment Group, Inc.	07/27/26	4.800	810,511
700,000	Credit Acceptance Corp.	03/15/23	7.375	714,000
840,000	Credit Acceptance Corp.[1]	12/31/24	5.125	877,800
1,400,000	Credit Acceptance Corp.[1]	03/15/26	6.625	1,508,500
1,650,000	Drawbridge Special Opportunities Fund LP1	08/01/21	5.000	1,676,527
				9,871,840

BBH INCOME FUND

PORTFOLIO OF INVESTMENTS (continued)

January 31, 2020 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value
	CORPORATE BONDS (continued)
	ELECTRIC (2.6%)
$655,000	American Electric Power Co., Inc.	12/01/21	3.650%	$678,134
2,800,000	Electricite de France S.A.[1]	09/21/28	4.500	3,196,210
1,705,000	Exelon Generation Co. LLC	10/01/39	6.250	2,113,894
1,060,000	PacifiCorp	04/01/24	3.600	1,133,465
830,000	PSEG Power LLC	06/15/21	3.000	843,482
1,975,000	Vistra Operations Co. LLC[1]	01/30/27	3.700	1,984,107
1,355,000	Wisconsin Public Service Corp.	11/21/21	3.350	1,396,525
				11,345,817
	HEALTHCARE-SERVICES (2.1%)
825,000	Centene Corp.[1]	12/15/27	4.250	860,063
4,415,000	MEDNAX, Inc.[1]	01/15/27	6.250	4,497,781
1,130,000	Mercy Health	07/01/28	4.302	1,298,521
2,750,000	Roche Holdings, Inc.[1]	01/28/22	1.750	2,757,620
				9,413,985
	INSURANCE (5.5%)
4,175,000	Aegon NV (6-Month USD-LIBOR + 3.540%)[2]	04/11/48	5.500	4,619,679
3,002,000	Athene Global Funding[1]	01/25/22	4.000	3,121,923
4,295,000	AXIS Specialty Finance LLC (5-Year CMT Index + 3.186%)[2]	01/15/40	4.900	4,446,965
3,145,000	Enstar Group, Ltd.	06/01/29	4.950	3,510,273
540,000	New York Life Global Funding[1]	08/06/21	3.250	553,533
2,995,000	Sirius International Group, Ltd.[1]	11/01/26	4.600	3,013,719
1,840,000	Swiss Re Finance Luxembourg S.A. (5-Year CMT Index + 3.582%)[1,2]	04/02/49	5.000	2,090,700
2,660,000	United Insurance Holdings Corp.	12/15/27	6.250	2,783,714
				24,140,506
	INVESTMENT COMPANIES (3.6%)
685,000	Ares Capital Corp.	06/10/24	4.200	724,214
1,680,000	BlackRock TCP Capital Corp.	08/23/24	3.900	1,756,282
200,000	Business Development Corp. of America[1]	12/30/22	4.750	201,260
2,930,000	Business Development Corp. of America[1]	12/15/24	4.850	2,985,078
1,655,000	FS KKR Capital Corp.	07/15/24	4.625	1,738,491
1,370,000	FS KKR Capital Corp.	02/01/25	4.125	1,414,658
1,805,000	Main Street Capital Corp	05/01/24	5.200	1,964,993
1,565,000	Owl Rock Capital Corp.	04/15/24	5.250	1,682,959
1,875,000	Owl Rock Capital Corp.	03/30/25	4.000	1,935,243
1,445,000	Owl Rock Capital Corp. II1	11/26/24	4.625	1,482,286
				15,885,464
	MACHINERY-CONSTRUCTION & MINING (0.5%)
2,180,000	Caterpillar Financial Services Corp	12/07/23	3.650	2,328,333

BBH INCOME FUND

PORTFOLIO OF INVESTMENTS (continued)

January 31, 2020 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value
	CORPORATE BONDS (continued)
	MACHINERY-DIVERSIFIED (0.3%)
$1,265,000	John Deere Capital Corp.	01/10/24	3.450%	$1,346,037
	MEDIA (0.6%)
410,000	Charter Communications Operating LLC / Charter
	Communications Operating Capital	07/23/20	3.579	412,419
2,040,000	TEGNA, Inc.[1]	09/15/29	5.000	2,065,500
				2,477,919
	PHARMACEUTICALS (1.4%)
1,695,000	AbbVie, Inc.	05/14/25	3.600	1,811,594
455,000	AbbVie, Inc.	05/14/35	4.500	522,764
450,000	AbbVie, Inc.	05/14/36	4.300	502,016
1,445,000	Allergan Sales LLC[1]	12/15/21	5.000	1,514,658
1,600,000	Bristol-Myers Squibb Co.[1]	02/20/23	3.250	1,668,687
				6,019,719
	PIPELINES (1.1%)
1,730,000	Enable Midstream Partners LP	09/15/29	4.150	1,686,065
1,545,000	Energy Transfer Operating LP (3-Month USD-LIBOR + 4.028%)[2,5]		6.250	1,467,750
1,335,000	NOVA Gas Transmission, Ltd.	04/01/23	7.875	1,550,036
				4,703,851
	PRIVATE EQUITY (0.4%)
1,655,000	Apollo Management Holdings LP (5-Year CMT Index + 3.266%)[1,2]	01/14/50	4.950	1,698,836
	REAL ESTATE INVESTMENT TRUSTS (1.6%)
1,275,000	HAT Holdings I LLC / HAT Holdings II LLC[1]	07/15/24	5.250	1,338,750
1,380,000	Scentre Group Trust 1 / Scentre Group Trust 2[1]	02/12/25	3.500	1,458,695
1,720,000	WEA Finance LLC[1]	01/15/27	2.875	1,759,421
2,585,000	WEA Finance LLC / Westfield UK & Europe Finance, Plc.[1]	10/05/20	3.250	2,605,467
				7,162,333
	RETAIL (0.5%)
2,295,000	Nordstrom, Inc.	04/01/30	4.375	2,397,775
	TELECOMMUNICATIONS (0.1%)
549,063	Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC /
	Sprint Spectrum Co. III LLC[1]	03/20/23	3.360	553,524
	Total Corporate Bonds
	(Cost $136,272,538)			143,506,295

BBH INCOME FUND

PORTFOLIO OF INVESTMENTS (continued)

January 31, 2020 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value
	LOAN PARTICIPATIONS AND ASSIGNMENTS (13.9%)
$1,682,278	Aria Energy Operating LLC (1-Month USD-LIBOR + 4.500%)[2]	05/27/22	6.145%	$1,663,352
632,465	Avolon TLB Borrower 1 (US) LLC Term B 3 (1-Month USD- LIBOR + 1.750%)[2]	01/15/25	3.408	634,666
1,970,000	BCP Renaissance Parent LLC (3-Month USD-LIBOR + 3.500%)[2]	10/31/24	5.445	1,780,387
3,535,000	Broadcom, Inc. Term A 5 (1-Month USD-LIBOR + 1.250%)[2]	11/04/24	2.984	3,504,069
1,415,000	Buckeye Partners LP (1-Month USD-LIBOR + 2.750%)[2]	11/01/26	4.531	1,426,207
2,981,250	Davita, Inc. Term A (1-Month USD-LIBOR + 1.500%)[2]	08/12/24	3.145	2,965,092
2,866,769	Dell International LLC Term B1 (1-Month USD-LIBOR + 2.000%)[2]	09/19/25	3.650	2,876,745
4,237,926	Eastern Power LLC (TPF II LC LLC) (1-Month USD-LIBOR + 3.750%)[2]	10/02/25	5.395	4,217,796
1,969,604	Frontera Generation Holdings LLC (1-Month USD-LIBOR + 4.250%)[2]	05/02/25	5.920	1,684,011
1,982,247	Greatbatch, Ltd. Term B (1-Month USD-LIBOR + 2.500%)[2]	10/27/22	4.200	1,998,105
692,974	HCA, Inc. Term B12 (1-Month USD-LIBOR + 1.750%)[2]	03/13/25	3.395	696,224
3,995,696	Helix Gen Funding LLC (1-Month USD-LIBOR + 3.750%)[2]	06/03/24	5.395	3,927,010
2,980,000	ICH US Intermediate Holdings II, Inc. (3-Month USD-LIBOR + 4.750%)[2]	12/24/26	7.695	2,965,100
1,692,629	Kestrel Acquisition LLC Term B (1-Month USD-LIBOR + 4.250%)[2]	06/02/25	5.900	1,489,513
2,750,511	NorthRiver Midstream Finance LP Term B (3-Month USD- LIBOR + 3.250%)[2]	10/01/25	5.159	2,733,320
1,391,513	Panther BF Aggregator 2 LP (1-Month USD-LIBOR + 3.500%)[2]	04/30/26	5.160	1,399,514
2,536,982	RPI Finance Trust Term B 6 (1-Month USD-LIBOR + 2.000%)[2]	03/27/23	3.645	2,536,982
984,810	Sprint Communications, Inc. (1-Month USD-LIBOR + 2.500%)[2]	02/02/24	4.188	962,652
2,033,615	Sprint Communications, Inc. (1-Month USD-LIBOR + 3.000%)[2]	02/02/24	4.688	2,004,391
607,334	SS&C Technologies Holdings, Inc. Term B 3 (1-Month USD-LIBOR + 1.750%)[2]	04/16/25	3.395	607,207
433,375	SS&C Technologies Holdings, Inc. Term B 4 (1-Month USD-LIBOR + 1.750%)[2]	04/16/25	3.395	433,284
730,649	SS&C Technologies Holdings, Inc. Term B 5 (1-Month USD-LIBOR + 1.750%)[2]	04/16/25	3.395	729,904
4,400,000	Stericycle, Inc. (3-Month USD-LIBOR + 1.750%)[2]	11/17/22	3.501	4,180,000
3,145,000	Tivity Health, Inc. Term B (1-Month USD-LIBOR + 5.250%)[2]	03/06/26	6.895	3,145,000
2,793,000	U.S. Renal Care, Inc. (1-Month USD-LIBOR + 5.000%)[2]	06/26/26	6.645	2,766,243

BBH INCOME FUND

PORTFOLIO OF INVESTMENTS (continued)

January 31, 2020 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value
	LOAN PARTICIPATIONS AND ASSIGNMENTS
	(continued)
$1,397,975	UGI Energy Services LLC (1-Month USD-LIBOR + 3.750%)[2]	08/13/26	5.395%	$1,399,722
1,975,000	United Rentals, Inc. (1-Month USD-LIBOR + 1.750%)[2]	10/31/25	3.395	1,982,762
1,855,000	Vistra Operations Co. LLC (Tex Operations Company LLC) (1- Month USD-LIBOR + 2.000%)[2]	12/31/25	3.400	1,860,695
2,962,500	Wyndham Hotels & Resorts, Inc. Term B (1-Month USD-LIBOR + 1.750%)[2]	05/30/25	3.395	2,979,416
	Total Loan Participations and Assignments
	(Cost $61,906,437)			61,549,369

	PREFERRED STOCK (0.6%)
114,000	Trinity Capital, Inc.[1,6]	01/16/25	7.000	2,850,000
	Total Preferred Stock
	(Cost $2,850,000)			2,850,000

	RESIDENTIAL MORTGAGE BACKED SECURITIES (0.9%)
1,041,887	Cascade Funding Mortgage Trust 2018-RM2[1,2,3]	10/25/68	4.000	1,073,834
1,779,926	Cascade Funding Mortgage Trust 2019-RM3[1,2,3]	06/25/69	2.800	1,799,048
1,127,673	RMF Proprietary Issuance Trust 2019-1[1,2,3]	10/25/63	2.750	1,122,530
	Total Residential Mortgage Backed Securities
	(Cost $3,936,047)			3,995,412

	U.S. INFLATION LINKED DEBT (3.0%)
1,919,065	U.S. Treasury Inflation Indexed Bond	02/15/48	1.000	2,288,429
1,165,171	U.S. Treasury Inflation Indexed Bond	02/15/49	1.000	1,400,141
8,571,267	U.S. Treasury Inflation Indexed Note	01/15/29	0.875	9,342,743
	Total U.S. Inflation Linked Debt
	(Cost $12,320,307)			13,031,313

	U.S. TREASURY BONDS AND NOTES (21.5%)
7,190,000	U.S. Treasury Bond	08/15/40	3.875	9,629,545
8,390,000	U.S. Treasury Bond	08/15/46	2.250	8,766,895
61,300,000	U.S. Treasury Note[7]	02/15/23	2.000	62,564,312
13,000,000	U.S. Treasury Note	10/31/23	1.625	13,148,789
800,000	U.S. Treasury Note[7]	08/15/26	1.500	804,031
	Total U.S. Treasury Bonds and Notes
	(Cost $92,709,813)			94,913,572

BBH INCOME FUND

PORTFOLIO OF INVESTMENTS (continued)

January 31, 2020 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value
	U.S. TREASURY BILLS (2.1%)
$9,500,000	U.S. Treasury Bill [8]	02/04/20	0.000%	$9,499,615

	Total U.S. Treasury Bills (Cost $9,499,615)			9,499,615

TOTAL INVESTMENTS (Cost $434,581,276)[9]	100.9%	$446,285,145
LIABILITIES IN EXCESS OF OTHER ASSETS	(0.9)%	(3,912,770)
NET ASSETS	100.0%	$442,372,375

1	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Total market value of Rule 144A securities owned at January 31, 2020 was $177,264,645 or 40.1% of net assets. Unless otherwise noted, these securities are not considered illiquid.
2	Variable rate instrument. Interest rates change on specific dates (such as coupon or interest payment date). The yield shown represents the January 31, 2020 coupon or interest rate.
3	This variable rate security is based on a predetermined schedule and the rate at period end also represents the reference rate at period end.
4	Security that used significant unobservable inputs to determine fair value.
5	Security is perpetual in nature and has no stated maturity date.
6	Non-income producing security.
7	All or a portion of this security is held at the broker as collateral for open futures contracts.
8	Security issued with zero coupon. Income is recognized through accretion of discount.
9	The aggregate cost for federal income tax purposes is $434,581,276, the aggregate gross unrealized appreciation is $14,799,877 and the aggregate gross unrealized depreciation is $878,575, resulting in net unrealized appreciation of $13,921,302.

Abbreviations:
CMT	−	Constant Maturity Treasury.
LIBOR	−	London Interbank Offered Rate.
MTN	−	Medium Term Note.
SOFR	−	Secured Overnight Financing Rate.

BBH INCOME FUND

PORTFOLIO OF INVESTMENTS (continued)

January 31, 2020 (unaudited)

FINANCIAL FUTURES CONTRACTS

The following futures contracts were open at January 31, 2020:

Description	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Gain / (Loss)
Contracts to Buy:
U.S. Long Bond	140	March 2020	$22,293,875	$22,894,375	$600,500
U.S. Treasury 2-Year Notes	49	March 2020	10,565,242	10,601,609	36,367
U.S. Treasury 5-Year Notes	315	March 2020	37,420,321	37,900,899	480,578
U.S. Treasury 10-Year Notes	85	March 2020	11,010,156	11,190,781	180,625
U.S. Ultra 10-Year Notes	60	March 2020	8,514,200	8,739,375	225,175
U.S. Ultra Bond	112	March 2020	20,998,812	21,693,000	694,188
					$2,217,433

FAIR VALUE MEASUREMENTS

BBH Income Fund (the “Fund”) is required to disclose information regarding the fair value measurements of the Fund’s assets and liabilities. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The disclosure requirement established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including, for example, the risk inherent in a particular valuation technique used to measure fair value, including the model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the Fund’s own considerations about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Authoritative guidance establishes three levels of the fair value hierarchy as follows:

—	Level 1 – unadjusted quoted prices in active markets for identical assets and liabilities.
—	Level 2 – significant other observable inputs (including quoted prices for similar assets and liabilities, interest rates, prepayment speeds, credit risk, etc.).
—	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of assets and liabilities).

Inputs are used in applying the various valuation techniques and broadly refer to the assumptions that market participants use to make valuation decisions, including assumptions about risk. Inputs may include price information, specific and broad credit data, liquidity statistics, and other factors. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires judgment by the investment adviser. The investment adviser considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the relevant market. The categorization of a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the investment adviser’s perceived risk of that instrument.

Financial assets within Level 1 are based on quoted market prices in active markets. The Fund does not adjust the quoted price for these instruments.

Financial instruments that trade in markets that are not considered to be active but are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs are classified within Level 2. These include investment-grade corporate bonds, U.S. Treasury notes and bonds, and certain non-U.S. sovereign obligations and over-the-counter derivatives. As Level 2 financial assets include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

Financial assets classified within Level 3 have significant unobservable inputs, as they trade infrequently. Level 3 financial assets include private equity and certain corporate debt securities.

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon the actual sale of those investments.

BBH INCOME FUND

PORTFOLIO OF INVESTMENTS (continued)

January 31, 2020 (unaudited)

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of January 31, 2020.

Investments, at value	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Balance as of January 31, 2020
Asset Backed Securities	$-	$96,564,248	$622,279	$97,186,527
Commercial Mortgage Backed Securities	-	19,753,042	-	19,753,042
Corporate Bonds	-	143,506,295	-	143,506,295
Loan Participations and Assignments	-	61,549,369	-	61,549,369
Preferred Stock	-	2,850,000	-	2,850,000
Residential Mortgage Backed Securities	-	3,995,412	-	3,995,412
U.S. Inflation Linked Debt	-	13,031,313	-	13,031,313
U.S. Treasury Bonds and Notes	-	94,913,572	-	94,913,572
U.S. Treasury Bills .	-	9,499,615	-	9,499,615
Total Investment, at value	$-	$445,662,866	$622,279	$446,285,145

Other Financial Instruments, at value
Financial Futures Contracts	$2,217,433	$-	$-	$2,217,433
Other Financial Instruments, at value	$2,217,433	$-	$-	$2,217,433

The following is a reconciliation of assets for which significant unobservable inputs (Level 3) were used in determining fair value during the period ended January 31, 2020:

Asset Backed Securities
Balance as of October 31, 2019	$623,321
Purchases	-
Sales / Paydowns	-
Realized gains (losses)	-
Change in unrealized appreciation (depreciation)	(1,418)
Amortization	376
Transfers from Level 3	-
Transfers to Level 3	-
Balance as of January 31, 2020 . .	$622,279

The Fund’s investments classified as Level 3 were valued using a model approach, including the Fund’s assumptions in determining their fair value.

Portfolio holdings are shown as of the date indicated. Since market conditions fluctuate suddenly and frequently, the portfolio holdings may change and this list is not indicative of future portfolio composition. These portfolio holdings are not intended to be and do not constitute recommendations that others buy, sell, or hold any of the securities listed.

For more complete information on the Fund, call 1-800-575-1265 for a prospectus or visit www.bbhfunds.com. You should consider the Fund's investment objectives, risks, charges, and expenses carefully before you invest. Information about these and other important subjects is in the Fund's prospectus, which you should read carefully before investing.

The BBH Funds are managed by a separately identifiable department within Brown Brothers Harriman & Co. Shares of the Fund are distributed by ALPS Distributors, Inc., located at 1290 Broadway, Suite 1100, Denver, CO 80203.